UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-10039
                                   ----------------------------------

                                    J&B Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        60 South Sixth Street, Minneapolis, MN                   55402
--------------------------------------------------------------------------------
       (Address of principal executive offices)                (Zip code)

        BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  1-866-409-2550
                                                   -----------------------------

Date of fiscal year end:  June 30, 2003
                        --------------------------------------------------------

Date of reporting period:  July 1, 2002 through June 30, 2002
                         -------------------------------------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sec. 3507.

ITEM  1.  REPORTS  TO  STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

                    --------------------------------------------

                                    J&B Funds

                                  Annual Report

                                  June 30, 2003

                    --------------------------------------------


                                  Equity Funds

                       J&B Mid-Cap Aggressive Growth Fund
                      J&B Small-Cap Aggressive Growth Fund
                        J&B Small-Cap International Fund




                                    J&B Funds

                              Jones & Babson, Inc.
                             Manager and Distributor

                                TABLE OF CONTENTS


          J&B Mid-Cap Aggressive Growth Fund                           1
          J&B Small-Cap Aggressive Growth Fund                         3
          J&B Small-Cap International Fund                             5
          Statements of Assets and Liabilities                         9
          Statements of Operations                                    10
          Statements of Changes in Net Assets                         11
          Notes to Financial Statements                               13
          Financial Highlights                                        17
          Report of PricewaterhouseCoopers LLP, Independent Auditors  20
          Notice to Shareholders                                      21
          Special Meeting of Shareholders                             23

--------------------------------------------------------------------------------
J&B MID-CAP AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------


As we approach the end of the fiscal year, we believe our stock selection methodology has been indicating that valuations now look reasonable. As well, smaller companies have been more willing to comment on their forward earnings outlook, mostly in a positive light. We view this as a development that demonstrates an improving economic climate.

Our investment model's primary focus is on companies with strong relative risk adjusted returns and accelerating earnings growth. In the second half of the fiscal year, we saw an increasing number of candidates exhibiting these characteristics. As a result you will find that McKinley has rotated many new names into the portfolio as earnings visibility continues to improve. Candidates presently exhibiting these characteristics can be found in the Consumer Discretionary, Health Care, and Technology sectors at the lower end of the small/mid capitalization range. We are cautiously optimistic going forward given what we are seeing in our investment process and the broad market.

The J&B Mid-Cap Aggressive Growth Fund returned 15.18% (price change and reinvested distributions), while the benchmark, the unmanaged Russell 2500 Growth Index, returned 18.80% for the six months ended June 30, 2003.

Companies reporting earnings for the first quarter 2003 is now complete and the results are as follows: 95% of our holdings reported at or above the consensus mean analyst estimate, 79% reported at or above the high estimate on the street, and 5% reported below the mean analyst estimate. Current Portfolio characteristics include an average weighted market cap of $1.3 billion versus $1.6 billion for the Russell 2500 Growth Index, median earnings growth (current year) of 63.72 versus 14.52 for the Index, median earnings growth (next year) of
23.33 versus 20.56 for the Index, with a total of 46 holdings at the end of June.

FUND COMPOSITION
=====================================================

Top Ten Holdings:                       % of Total
-----------------------------------------------------
UCBH Holdings, Inc.                            3.82 %
Advanced Neuromodulation Systems, Inc.         3.64
J2 Global Communications, Inc.                 3.48
Arch Capital Group Ltd.                        3.45
ProAssurance Corp.                             3.39
Hyperion Solutions Corp.                       3.26
Radware Ltd.                                   3.12
Shuffle Master, Inc.                           3.02
Tuesday Morning Corp.                          3.01
SanDisk Corp.                                  2.89
                                        -----------
Total                                         33.08 %
Total Securities in Portfolio                    46
-----------------------------------------------------

As of June 30, 2003, schedule of investments. Subject to change.

--------------------------------------------------------------------------------
J&B MID-CAP AGGRESSIVE GROWTH FUND VERSUS RUSSELL 2500 GROWTH

[CHART OMITTED]

J&B Mid-Cap Aggressive Growth Fund's total returns for one year and the life of the Fund (commencement December 19, 2000) as of June 30, 2003, were -2.83% and -8.92%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

--------------------------------------------------------------------------------
June 30, 2003                                                                  1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


J&B MID-CAP AGGRESSIVE GROWTH FUND
-----------------------------------------------------------------

SHARES   COMPANY                                    MARKET VALUE
-----------------------------------------------------------------

COMMON STOCKS  -  99.23%
CONSUMER CYCLICAL  -  21.93%
  1,035    Advance Auto Parts, Inc.*                $      63,032
  1,310    Apollo Group, Inc.*                             66,417
  1,700    Coach, Inc.*                                    84,558
  1,985    Fred's, Inc.                                    73,802
  2,390    Hot Topic, Inc.*                                64,315
  3,640    Select Comfort Corp.*                           59,623
  3,330    Shuffle Master, Inc.*                           97,868
  1,870    Station Casinos, Inc.*                          47,218
  1,400    Trex Company, Inc.*                             54,950
  3,710    Tuesday Morning Corp.*                          97,573
                                                    -------------
                                                          709,356
                                                    =============

CONSUMER STAPLES - 3.93%
  2,540    Cott Corp.*                                     52,553
  2,370    Dean Foods Co.*                                 74,655
                                                    -------------
                                                          127,208
                                                    =============

ENERGY - 5.36%
  2,740    Maverick Tube Corp.*                            52,471
  1,175    Pogo Producing Co.                              50,231
  2,590    St. Mary Land & Exploration Co.                 70,707
                                                    -------------
                                                          173,409
                                                    =============

FINANCIAL - 12.01%
  3,220    Arch Capital Group Ltd.*                       111,831
  4,065    ProAssurance Corp.*                            109,714
  4,200    TradeStation Group, Inc.*                       43,092
  4,320    UCBH Holdings, Inc.                            123,898
                                                    -------------
                                                          388,535
                                                    =============

HEALTHCARE - 20.12%
  2,280    Advanced Neuromodulation Systems, Inc.*        118,035
  2,160    American HealthCorp, Inc.*                      78,019
  4,345    Biolase Technology, Inc.*                       46,622
  1,480    Cooper Cos., Inc.                               51,460
  2,115    Martek Biosciences Corp.*                       90,818
  1,650    Pharmaceutical Resources, Inc.*                 80,289
    780    Stericycle, Inc.*                               30,014
  2,145    SurModics, Inc.*                                65,423
  1,565    Varian Medical Systems, Inc.*                   90,097
                                                    -------------
                                                          650,777
                                                    =============

MEDIA & ENTERTAINMENT - 1.05%
    430    Harman International Industries, Inc.           34,030
                                                    =============


-----------------------------------------------------------------
SHARES     COMPANY/DESCRIPTION                       MARKET VALUE
-----------------------------------------------------------------

TECHNOLOGY  -  31.16%

    3,305    Align Technology, Inc.*                $      41,478
    2,000    Ask Jeeves, Inc.*                             27,500
    1,550    Cognex Corp.*                                 34,643
    4,145    Digital River, Inc.*                          79,999
    4,070    Entegris, Inc.*                               54,701
    1,200    Garmin Ltd.*                                  47,844
    3,125    Hyperion Solutions Corp.*                    105,500
    2,455    J2 Global Communications, Inc.*              112,880
    3,935    Magma Design Automation, Inc.*                67,485
    4,025    Netscreen Technologies, Inc.*                 90,764
    2,785    Omnivision Technologies, Inc.*                86,892
    5,910    Radware Ltd.*                                101,238
    2,320    SanDisk Corp.*                                93,612
    1,810    Stratasys, Inc.*                              63,658
                                                    --------------
                                                        1,008,194
                                                    ==============

TELECOMMUNICATION SERVICES - 1.75%
    2,285    KVH Industries, Inc.*                         56,508
                                                    ==============

TRANSPORTATION & SERVICES - 1.92%
    2,490    Knight Transportation, Inc.*                  62,001
                                                    ==============

TOTAL COMMON STOCKS                                     3,210,018
                                                    ==============
(Cost $2,547,863)

INVESTMENT COMPANIES - 0.96%
   31,079    Wells Fargo Prime Investment
               Money Market                                31,079
                                                    ==============
(Cost $31,079)

TOTAL INVESTMENTS - 100.19%                             3,241,097
(Cost $2,578,942)

Other assets less liabilities - (0.19%)                    (6,214)
                                                    --------------

TOTAL NET ASSETS - 100.00%                          $   3,234,883
                                                    ==============

The identified cost of investments owned at June 30, 2003 was the same for federal income tax and financial statement purposes.

Net unrealized appreciation for federal income tax purposes was $662,155, which is comprised of unrealized appreciation of $671,750 and unrealized depreciation of ($9,595).

*Non-income producing security



See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
June 30, 2003                                                                  2
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J&B SMALL-CAP AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------


Finally, the stock market was the place to be in the second quarter. For the first time in 18 months, stocks posted double-digit gains in the quarter. The rally was broad and powerful, with all equity asset classes participating and, within the Russell 2000 Growth index, all sectors posting double-digit growth. Numerous factors contributed to ignite the market. Equities were oversold after three years of a torturous bear market. The uncertainty overhang from geopolitical issues lifted with a quick and decisive victory in Iraq. First half earnings were generally better than expected. As the market moved higher, money flow into equity funds turned positive and provided more fuel to the rally.

Small stocks often lead the charge out of economic and war induced market bottoms, and this time was no exception. Leading the market were the most aggressive and lowest quality stocks, specifically the micro-caps and non-profitable companies. This type of market environment makes it challenging for active, quality-biased managers to beat their benchmarks given the illiquid nature of micro-cap stocks, which are off limits for most small cap managers. In fact, Prudential Financial recently noted that 89% of small-cap growth managers did not beat the Russell 2000 Growth in the second quarter. According to Prudential, the smaller the market cap, the better the performance in the quarter. The smallest quintile of the Russell 2000 Growth based on market cap (stocks under $180 million) was up 43.2% compared to the 18.4% gain in the top quintile.

With respect to the quality issue, the non-profitable companies contributed over 20% of the Russell 2000 Growth's quarterly return. May was the most pronounced month where one-third of the 11.3% gain in the index came from unprofitable companies. We point this out because of our vast underweighting in this category relative to the Russell 2000 Growth is due to our discipline of owning high-quality, profitable companies. Excluding the non-profits' contribution for the quarter, the index's return from profitable companies was 18.5%, compared to the Fund's return of 23%. For the first six months, the Russell 2000 Growth's profitable companies return was 14.5%, slightly stronger than the Fund's return of 12.3%.

Investor attention now focuses on the strength of the economic recovery in the second half. Investor skepticism remains high as each "potential" second half recovery in the past three years never materialized. Positive signs are developing, albeit modest, with the direction pointing toward an improving economy. Earnings expectations are reasonable and potential exists for upside earnings reports as seen in the first quarter. Corporate cost structures are very lean and significant operating leverage exists, especially as revenue growth picks up. After the exceptional second quarter performance, we would expect the market to become more discriminating. Consolidation of some of the recent gains would be constructive and viewed as an opportunity to add or initiate new positions. We remain optimistic that the economy will recover, and continue to focus on positioning the portfolio for long-term growth.

Thank you for your continued support.

FUND COMPOSITION
================================================

TOP TEN HOLDINGS:                    % OF TOTAL
------------------------------------------------
Integrated Circuit Systems, Inc.           3.72%
J.B. Hunt Transport Services, Inc.         3.23
Medicis Pharmaceutical Corp., Cl. A        3.20
Odyssey Healthcare, Inc.                   3.10
O2MICRO International Ltd.                 3.08
UCBH Holdings, Inc.                        2.93
Career Education Corp.                     2.56
Coach, Inc.                                2.54
Fred's, Inc.                               2.34
Knight Transportation, Inc.                2.22
                                     -----------
TOTAL                                     28.92%
TOTAL SECURITIES IN PORTFOLIO                66
------------------------------------------------

As of June 30, 2003, schedule of investments. Subject to change.

--------------------------------------------------------------------------------
J&B SMALL-CAP AGGRESSIVE GROWTH FUND VERSUS RUSSELL 2000 GROWTH

[CHART OMITTED]

J&B Small-Cap Aggressive Growth Fund's total returns for one year and the life of the Fund (commencement December 19, 2000) as of June 30, 2003, were -18.90% and -15.75%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.


--------------------------------------------------------------------------------
June 30, 2003                                                                  3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE  OF  INVESTMENTS
--------------------------------------------------------------------------------
June 30, 2003


J&B SMALL-CAP AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

SHARES   COMPANY                                      MARKET VALUE
-------------------------------------------------------------------

COMMON STOCKS  -  98.85%
AUTO & TRANSPORT  -  5.46%
  2,350    J.B. Hunt Transport Services, Inc.*        $      88,713
  2,450    Knight Transportation, Inc.*                      61,005
                                                      -------------
                                                            149,718
                                                      =============

CONSUMER DISCRETIONARY - 30.02%
  1,950    AC Moore Arts & Crafts, Inc.*                     39,059
  1,850    Aquantive, Inc.*                                  19,425
  2,750    Bombay Co., Inc.*                                 29,233
    800    Cache, Inc.*                                      12,320
  1,025    Career Education Corp.*                           70,130
  1,225    Charles River Associates, Inc.*                   34,631
  2,324    Chico's FAS, Inc.*                                48,920
    900    Choicepoint, Inc.*                                31,068
  1,400    Coach, Inc.*                                      69,635
    650    Concorde Career Colleges, Inc.*                   13,007
  1,050    Corporate Executive Board Co.*                    42,557
    900    Education Management Corp.*                       47,862
  1,725    Fred's, Inc.                                      64,135
  1,250    Hot Topic, Inc.*                                  33,638
  1,600    MSC Industrial Direct Co., Inc.*                  28,640
  4,050    Navigant Consulting Co.*                          47,993
  2,700    Petsmart, Inc.*                                   45,009
  3,200    Radio One, Inc. Cl. D*                            56,863
  1,150    Resources Connection, Inc.*                       27,439
    850    SCP Pool Corp.*                                   29,240
  1,300    United Online, Inc.*                              32,942
                                                      -------------
                                                            823,746
                                                      =============

FINANCIAL SERVICES - 7.79%
    650    Affiliated Managers Group, Inc.*                  39,618
  1,650    Boston Private Financial Holdings, Inc.           34,782
    775    East-West Bancorp, Inc.                           28,009
  2,800    UCBH Holdings, Inc.                               80,303
  1,050    Wintrust Financial Corp.                          31,080
                                                      -------------
                                                            213,792
                                                      =============

HEALTH CARE - 15.61%
  2,750    American Medical Systems Holdings, Inc.*          46,393
  2,200    CTI Molecular Imaginging, Inc.*                   41,602
    950    Diagnostic Products Corp.                         38,998
    800    ICU Medical, Inc.*                                24,920
    300    Martek Biosciences Corp.*                         12,882
  1,550    Medicis Pharmaceutical Corp., Cl. A               87,884
  2,300    Odyssey Healthcare, Inc.*                         85,100
  1,400    Respironics, Inc.*                                52,528
    650    SonoSite, Inc.*                                   12,968
    650    Stericycle, Inc.*                                 25,012
                                                      -------------
                                                            428,287
                                                      =============

MATERIALS & PROCESS - 2.11%
    675    Cabot Microelectronics Corp.*                     34,067
    650    Simpson Manufacturing Co., Inc.*                  23,790
                                                      -------------
                                                             57,857
                                                      =============


----------------------------------------------------------------
SHARES   COMPANY/DESCRIPTION                      MARKET VALUE
----------------------------------------------------------------

OTHER ENERGY - 4.54%
    750    Evergreen Resources, Inc.*             $      40,733
  3,500    Key Energy Group, Inc.*                       37,520
  3,600    Ultra Petroleum Corp.*                        46,476
                                                  -------------
                                                        124,729
                                                  =============

PRODUCER DURABLES - 1.01%
    700    Dionex Corp.*                                 27,825
                                                  =============

TECHNOLOGY - 32.31%
  2,650    Altiris, Inc.*                                53,133
    575    Avid Technology, Inc.*                        20,165
  1,425    Avocent Corp.*                                42,650
  5,000    Concur Technologies, Inc.*                    50,350
  2,550    Cree Research, Inc.*                          41,514
  3,050    Foundry Networks, Inc.*                       43,920
  1,125    Group 1 Software, Inc.*                       20,779
  1,350    Hyperion Solutions Corp.*                     45,576
  3,250    Integrated Circuit Systems, Inc.*            102,147
  1,225    Manhattan Associates, Inc.*                   31,813
  1,350    ManTech International Corp., Cl. A*           25,893
  3,150    Neoware Systems, Inc.*                        48,321
  5,250    O2MICRO International Ltd.*                   84,577
    950    Omnivision Technologies, Inc.*                29,640
  2,775    Packeteer, Inc.*                              43,207
    825    Power Integrations, Inc.*                     20,064
  2,550    Radware Ltd.*                                 43,682
  1,200    Semtech Corp.*                                17,088
  1,175    Silicon Laboratories, Inc.*                   31,302
  5,400    SupportSoft, Inc.*                            35,046
  2,200    Verint Systems, Inc.*                         55,901
                                                  -------------
                                                        886,768
                                                  =============

TOTAL COMMON STOCKS                                   2,712,722
                                                  =============
(Cost $2,024,628)

INVESTMENT COMPANIES - 1.08%
 29,693    Wells Fargo Prime Investment
             Money Market                                29,693
                                                  =============
(Cost $29,693)

TOTAL INVESTMENTS - 99.93%                            2,742,415
(Cost $2,054,321)

Other assets less liabilities - 0.07%                     1,949
                                                  -------------

TOTAL NET ASSETS - 100.00%                        $   2,744,364
                                                  =============


The identified cost of investments owned at June 30, 2003 was the same for federal income tax and financial statement purposes.

Net unrealized appreciation for federal income tax purposes was $688,094, which is comprised of unrealized appreciation of $708,318 and unrealized depreciation of ($20,224).

*Non-income producing security



See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
June 30, 2003                                                                  4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J&B SMALL-CAP INTERNATIONAL FUND
--------------------------------------------------------------------------------


The last three months ranked as one of Bee & Associates' best individual quarters and bolstered our confidence that investing in good companies in calm markets will generate strong results. Your portfolio rose about 30%.

The quarter was notable for the absence of news disruptive to markets and thus for the opportunity for markets to revalue. Volatility in the markets was low, a condition which favors stock pickers. The quarter was a welcome relief after the volatile periods of the last few years, when we saw valuations fall to ridiculous levels but markets too distracted to respond. In the second quarter, small cap stocks revalued broadly. The MSCI EAFE Small Cap Index rose 25.1%, beating the 19.3 % quarterly return for EAFE. On a one-, two-, three-, four- and five-year trailing basis, the small cap international index has outperformed its large cap counterpart.

Factors are in place for small caps to continue adding value to international portfolios. For one, many smaller companies -and most in our portfolio - have used the last few years to restructure operations, lower cost structures and secure market positions. Many of these companies now have great operating leverage, should a revenue recovery come late this year or the first part of next. In general, smaller companies can be more nimble to cut costs, especially in Europe where massive labor force restructuring can be cumbersome.

Another important support for small caps will be merger and buyout activity. The vast majority of deals - in number and dollar-value - involve small companies. The quantity of deals is picking up, providing markets with clear benchmark transactions to value companies. A strong market will lead to a greater number of initial public offerings and thus a clearer exit path for private firms and managements contemplating a buyout. In fact, as we put the final touches to this letter, a private equity firm announced a bid for Grandvision in France, one of your holdings.

Rather than the end of the road for small caps, the strong performance in the second quarter signals what happens when you mix sound fundamentals, attractive valuations and reasonable markets.

The operations of our holdings remain solid. We added a few new names to the portfolio: Giordano Intl Ltd, Independent News & Media PLC, SEZ Holding AG. Giordano is a Hong Kong based clothing retailer, with stores throughout Asia. The stock sold off during the SARS crisis but should rebound as consumers resume normal buying habits. Independent News, based in Ireland, owns newspapers and

FUND DIVERSIFICATION
===============================

                    % OF TOTAL
-------------------------------
Basic Materials            7.4%
Capital Goods             16.0
Consumer Cyclical         15.7
Consumer Staples           2.7
Energy                     3.4
Health Care                7.0
Multi-Media               22.4
Semiconductors             5.7
Technology                14.5
Cash & Equivalents         5.2
                    -----------
TOTAL                    100.0%
-------------------------------

As of June 30, 2003, schedule of investments. Subject to change.

--------------------------------------------------------------------------------
J&B SMALL-CAP INTERNATIONAL FUND VERSUS MSCI WORLD EX USA SMALL-CAP INDEX

[CHART OMITTED]

J&B Small-Cap International Fund's total returns for one year and the life of the Fund (commencement December 19, 2000) as of June 30, 2003, were 9.77% and -8.27%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.


--------------------------------------------------------------------------------
June 30, 2003                                                                  5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J&B SMALL-CAP INTERNATIONAL FUND
--------------------------------------------------------------------------------


radio stations throughout the world, including dominant positions in Dublin, Belfast and Auckland. SEZ, based in Austria but trading on the Swiss exchange, produces wafer processing equipment for the semiconductor industry and has a 65% market share in its niche.

We sold Vaisala OYJ in Finland, Vitec Group PLC in the United Kingdom and Taro Pharmaceutical in Israel after they hit their price targets. A list of your portfolio holdings at quarter end is included with this letter.

Of the remaining portfolio holdings, the strongest contributors for the quarter were Elmos and Neopost. Elmos in Germany recovered from a dip just before the quarter began. Its business remained healthy. Neopost in France reported strong prior-year results just as the quarter began, and the market responded. Notably, our positive performance was broad based with all but one stock positive. The only stock that fell was Danier Leather in Canada. While we think the business is sound despite a weak beginning of the year, real signs of recovery won't appear until this fall, when the leather retailer's selling season resumes.

We are working hard to confirm our target prices and we may see some of the names leave the portfolio. You most likely will see a few new names in the portfolio in the next report. Our bench is strong. We don't make the decision to sell lightly because there is a value to being a long-term shareholder of a well-run company. There is also, however, a need to keep the portfolio fresh with inexpensive names. We will handle this trade-off carefully.

Barring a major world disruption, we are in a stock picker's environment and that plays to our strength, especially in an asset class marked by inefficiency. Our challenge is to exploit these opportunities; our reward is the satisfying returns for your portfolio.


--------------------------------------------------------------------------------
June 30, 2003                                                                  6
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
June 30, 2003


J&B SMALL-CAP INTERNATIONAL FUND
--------------------------------------------------------------------------------

SHARES   COMPANY                                  MARKET VALUE
---------------------------------------------------------------

COMMON STOCKS - 94.79%
AUSTRALIA - 3.11%
CONSUMER CYCLICAL - 3.11%
 76,200    Ion Ltd.                               $     102,207
                                                  =============

BELGIUM - 3.21%
TECHNOLOGY - 3.21%
 12,100    Melexis NV                                   105,602
                                                  =============

CANADA - 5.22%
CONSUMER CYCLICAL - 2.18%
  9,200    Danier Leather, Inc.*                         71,772
TECHNOLOGY - 3.04%
 14,800    GSI Lumonics, Inc.*                           99,752
                                                  -------------
                                                        171,524
                                                  =============

FRANCE - 11.37%
CAPITAL GOODS - 4.39%
  3,400    Neopost SA*                                  144,462
MULTI-MEDIA - 3.21%
  5,100    GrandVision SA                               105,419
TECHNOLOGY - 3.77%
 22,000    Lectra SA*                                   123,792
                                                  -------------
                                                        373,673
                                                  =============

GERMANY - 12.29%
CAPITAL GOODS - 6.23%
  3,600    Pfeiffer Vacuum Technology AG                 97,357
  2,900    Zapf Creation AG                             106,900
CONSUMER STAPLES - 2.72%
  5,200    Singulus Technologies AG*                     89,273
SEMICONDUCTORS - 3.34%
 14,300    Elmos Semiconductor AG*                      109,859
                                                  -------------
                                                        403,389
                                                  =============

HONG KONG - 4.76%
BASIC MATERIALS - 2.61%
264,700    Global BIO-CHEM Technology
             Group Co. Ltd.                       $      85,708

CONSUMER CYCLICAL - 2.15%
227,200    Giordano International Ltd.                   70,653
                                                  -------------
                                                        156,361
                                                  =============

IRELAND - 4.10%
CONSUMER CYCLICAL - 1.69%
201,084    Waterford Wedgewood PLC                       55,420
MULTI-MEDIA - 2.41%
 43,700    Independent News & Media PLC                  79,289
                                                  -------------
                                                        134,709
                                                  =============

ITALY - 3.63%
CAPITAL GOODS - 3.63%
 29,400    Interpump Group SpA                          119,178
                                                  =============

LUXEMBURG - 3.80%
MULTI-MEDIA - 3.80%
  7,000    SBS Broadcasting SA*                         124,950
                                                  =============

MEXICO - 2.77%
MULTI-MEDIA - 2.77%
 51,200    Corp. Interamericana de
             Entretenimiento Cl. B*                      90,965
                                                  =============

NETHERLANDS - 8.43%
CAPITAL GOODS - 1.79%
  2,400    Boskalis Westminster NV                       58,924
CONSUMER CYCLICAL - 3.06%
  3,020    Hunter Douglas NV                            100,573
HEALTHCARE - 1.23%
  4,800    Qiagen NV*                                    40,293
SEMICONDUCTORS - 2.35%
  5,200    ASM International NV*                         77,324
                                                  -------------
                                                        277,114
                                                  =============


--------------------------------------------------------------------------------
June 30, 2003                                                                  7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
June 30, 2003


J&B SMALL-CAP INTERNATIONAL FUND
--------------------------------------------------------------------------------

SHARES   COMPANY                                  MARKET VALUE
---------------------------------------------------------------
NORWAY - 3.37%
ENERGY - 3.37%
  6,100    Prosafe ASA                            $     110,703
                                                  =============

SWEDEN - 11.21%
BASIC MATERIALS - 1.86%
  3,000    Hoganas AB Cl. B                              61,087
HEALTHCARE - 5.78%
 10,000    Elekta AB Cl. B*                             123,674
  2,500    Getinge AB Cl. B                              66,365
MULTI-MEDIA - 3.57%
 12,920    Eniro AB                                     110,559
    680    Eniro AB Redemption Shares*                    6,753
                                                  -------------
                                                        368,438
                                                  =============

SWITZERLAND - 2.35%
TECHNOLOGY - 2.35%
  6,400    SEZ Holding AG*                               77,251
                                                  =============

UNITED KINGDOM - 15.17%
BASIC MATERIALS - 2.95%
 18,500    Victrex PLC                                   97,078
CONSUMER CYCLICAL - 3.45%
 71,400    McBride PLC                                  113,108
MULTI-MEDIA - 6.65%
 24,800    HIT Entertainment PLC                        101,172
 15,100    Taylor & Francis Group PLC                   117,111
TECHNOLOGY - 2.12%
  9,500    Renishaw PLC                                  69,760
                                                  -------------
                                                        498,229
                                                  =============

TOTAL COMMON STOCKS                                   3,114,293
                                                  =============
(COST $2,743,621)

INVESTMENT COMPANIES - 4.95%
 32,874    Wells Fargo Government Institutional
             Money Market                         $      32,874
129,753    Wells Fargo Prime Investment
             Money Market                               129,753
                                                  -------------

TOTAL INVESTMENT COMPANIES                              162,627
                                                  =============
(Cost $162,627)

TOTAL INVESTMENTS - 99.74%                            3,276,920
(Cost $2,906,248)

Other assets less liabilities - 0.26%                     8,671
                                                  -------------

TOTAL NET ASSETS - 100.00%                        $   3,285,591
                                                  =============


For federal income tax purposes, the identified cost of investments owned at June 30, 2003 was $2,912,116.

Net unrealized appreciation for federal income tax purposes was $364,804, which is comprised of unrealized appreciation of $490,702 and unrealized depreciation of ($125,898).

*Non-income producing security


See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
June 30, 2003                                                                  8
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
June 30, 2003


--------------------------------------------------------------------------------------
                                              J&B            J&B             J&B
                                            MID-CAP       SMALL-CAP       SMALL-CAP
                                          AGGRESSIVE     AGGRESSIVE     INTERNATIONAL
                                          GROWTH FUND    GROWTH FUND        FUND
--------------------------------------------------------------------------------------

ASSETS:
  Investments, at cost                   $  2,578,942   $  2,054,321   $    2,906,248
                                         =============================================
  Investments, at value                  $  3,241,097   $  2,742,415   $    3,276,920
  Cash denominated in foreign
    currencies, at value (cost $3,107 )             -              -            3,121

  Receivables:
    Investments sold                                -         30,636            2,336
    Interest and dividends                        187            190            3,563
    Fund shares sold                                -              -           10,750
    Expense reimbursement                      12,137         10,675           12,623
    Foreign tax                                     -              -            2,321
                                         ---------------------------------------------
      Total assets:                         3,253,421      2,783,916        3,311,634
                                         ---------------------------------------------

LIABILITIES AND NET ASSETS:
  Payables:
    Management fees                             5,679          5,437            8,293
    Administration fees                           516            435              322
    Transfer agent fees                           867            726              907
    Custodian fees                                520            436              544
    Accounting fees                               765            748              772
    Directors'/Trustees' fees                   3,469          2,904            3,627
    Investments purchased                           -         22,833            4,667
    Other                                       6,722          6,033            6,911
                                         ---------------------------------------------
      Total liabilities:                       18,538         39,552           26,043
                                         ---------------------------------------------
NET ASSETS                               $  3,234,883   $  2,744,364   $    3,285,591
                                         ---------------------------------------------

NET ASSETS CONSIST OF:
  Capital (capital stock and
    paid-in capital)                     $  4,036,026   $  5,346,264   $    4,049,665
  Accumulated undistributed net
    investment income (loss)                        -              -                -
  Accumulated undistributed net
    realized gain (loss) on sale
    of investments and foreign
    currency transactions                  (1,463,298)    (3,289,994)      (1,134,866)
  Net unrealized appreciation
    (depreciation) in value of
    investments and translation
    of assets and liabilities
    in foreign currency                       662,155        688,094          370,792
                                         ---------------------------------------------
NET ASSETS APPLICABLE
  TO OUTSTANDING SHARES                  $  3,234,883   $  2,744,364   $    3,285,591
                                         ---------------------------------------------

Capital shares, $1.00 par value:
  Authorized                                Unlimited      Unlimited        Unlimited
                                         =============================================
  Outstanding                                 410,207        423,396          433,205
                                         =============================================
NET ASSET VALUE PER SHARE                $       7.89   $       6.48   $         7.58
                                         =============================================



See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
June 30, 2003                                                                  9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED JUNE 30, 2003


-----------------------------------------------------------------------------------------
                                                 J&B            J&B             J&B
                                               MID-CAP       SMALL-CAP       SMALL-CAP
                                             AGGRESSIVE     AGGRESSIVE     INTERNATIONAL
                                             GROWTH FUND    GROWTH FUND        FUND
-----------------------------------------------------------------------------------------

Investment Income:
  Dividends                                 $      3,810   $      3,003   $       58,986
  Interest                                           125          2,761              141
  Foreign tax withheld                                 -              -          (15,741)
                                            ---------------------------------------------
                                                   3,935          5,764           43,386
                                            ---------------------------------------------

EXPENSES
  Management fees                                 34,887         68,905           23,001
  Administration fees                                516            435              322
  Registration fees                                2,500          2,500            2,500
  Transfer agent fees                                867            726              907
  Custodian fees                                     520            436           20,088
  Accounting fees                                    765            748              772
  Professional fees                                2,660          2,227            2,780
  Directors'/Trustees' fees                        3,469          2,904            3,627
  Other                                            2,831          3,702            2,876
                                            ---------------------------------------------
    Total expenses before voluntary
      reduction of management fees                49,015         82,583           56,873
    Less: fee waivers and expense
      reimbursements                              12,137         10,675           12,623
                                            ---------------------------------------------
      Net expenses                                36,878         71,908           44,250
                                            ---------------------------------------------
      Net investment income (loss)               (32,943)       (66,144)            (864)
                                            ---------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)

ON INVESTMENTS AND FOREIGN CURRENCY:
  Realized gain (loss) from:
    Investment transactions                     (379,543)    (1,924,859)        (424,627)
    Foreign currency transactions                      -              -          116,272
  Change in net unrealized appreciation
    (depreciation) from:
    Investments                                  301,139        316,780          592,961
    Translation of assets and liabilities
      in foreign currencies                            -              -             (165)
                                            ---------------------------------------------
    Net realized and unrealized gain
      (loss) on investments and
      foreign currency transactions              (78,404)    (1,608,079)         284,441
                                            ---------------------------------------------
    Increase (decrease) in net assets
      resulting from operations             $   (111,347)  $ (1,674,223)  $      283,577
                                            ---------------------------------------------



See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
June 30, 2003                                                                 10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
FOR THE YEARS ENDED JUNE 30,

-----------------------------------------------------------------------------------
                                                               J&B Mid-Cap
                                                         Aggressive Growth Fund
                                                           2003           2002
-----------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                        $     (32,943)  $   (40,874)
  Net realized gain (loss) from investments
    and foreign currency transactions                      (379,543)     (733,250)
  Change in net unrealized appreciation
    (depreciation) on investments and translation
    of assets and liabilities in foreign currencies
    during the period                                       301,139        68,930
                                                      ----------------------------
      Net increase (decrease) in net assets
        resulting from operations                          (111,347)     (705,194)

DISTRIBUTIONS TO SHAREHOLDERS:
  Return of capital                                               -        (2,767)

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                                16,585       138,470
  Reinvested distributions                                        -         2,767
                                                      ----------------------------

                                                             16,585       141,237
  Shares repurchased                                        (89,833)       (5,672)
                                                      ----------------------------

    Net increase (decrease) from capital
      share transactions                                    (73,248)      135,565
                                                      ----------------------------

    Net increase (decrease) in net assets                  (184,595)     (572,396)

NET ASSETS:
  Beginning of period                                     3,419,478     3,991,874
                                                      ----------------------------
  End of period                                       $   3,234,883   $ 3,419,478
                                                      ============================
  Undistributed net investment income (loss)
    at end of period                                  $           -   $         -
                                                      ============================
Fund share transactions:
  Shares sold                                                 2,326        14,624
  Reinvested distributions                                        -           294
                                                      ----------------------------
                                                              2,326        14,918
  Shares repurchased                                        (13,016)         (621)
                                                      ----------------------------
    Net increase (decrease) in fund shares                  (10,690)       14,297
                                                      ============================


See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
June 30, 2003                                                                 11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
FOR THE YEARS ENDED JUNE 30,


------------------------------------------------------------------------------------------------------
                                                      J&B SMALL-CAP               J&B SMALL-CAP
                                                  AGGRESSIVE GROWTH FUND        INTERNATIONAL FUND
                                                   2003           2002          2003          2002
------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income (loss)                $     (66,144)  $   (62,271)  $      (864)  $   (24,013)
  Net realized gain (loss) from
    investments and foreign
    currency transactions                        (1,924,859)     (784,103)     (308,355)     (438,605)
  Change in net unrealized appreciation
    (depreciation) on investments and
    translation of assets and liabilities
    in foreign currencies during the period         316,780      (208,600)      592,796       (30,295)
                                              --------------------------------------------------------
      Net increase (decrease) in
      net assets resulting from
      operations                                 (1,674,223)   (1,054,974)      283,577      (492,913)

DISTRIBUTIONS TO SHAREHOLDERS:
  Return of capital                                       -        (2,434)     (192,818)       (1,273)

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                     5,826,767     1,134,347     1,370,049     1,367,885
  Reinvested distributions                                -         2,434       192,788         1,273
                                              --------------------------------------------------------
                                                  5,826,767     1,136,781     1,562,837     1,369,158
  Shares repurchased                             (5,742,278)     (206,296)   (1,360,738)   (1,388,028)
                                              --------------------------------------------------------
    Net increase (decrease) from
      capital share transactions                     84,489       930,485       202,099       (18,870)
                                              --------------------------------------------------------
    Net increase (decrease) in
      net assets                                 (1,589,734)     (126,923)      292,858      (513,056)

NET ASSETS:
  Beginning of period                            34,334,098     4,461,021     2,992,733     3,505,789
                                              --------------------------------------------------------
  End of period                               $   2,744,364   $ 4,334,098   $ 3,285,591   $ 2,992,733
                                              ========================================================
  Undistributed net investment income
    (loss) at end of period                   $           -   $         -   $         -   $         -
                                              ========================================================

Fund share transactions:
  Shares sold                                       983,802       122,047       202,662       187,261
  Reinvested distributions                                -           276        24,466           164
                                              --------------------------------------------------------
                                                    983,802       122,323       227,128       187,425
  Shares repurchased                             (1,103,018)      (26,103)     (202,643)     (188,449)
                                              --------------------------------------------------------
    Net increase (decrease) in
      fund shares                                  (119,216)       96,220        24,485        (1,024)
                                              ========================================================


See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
June 30, 2003                                                                 12
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


1. SIGNIFICANT ACCOUNTING POLICIES:

The J&B Funds (comprised of the J&B Mid-Cap Aggressive Growth Fund, J&B Small-Cap Aggressive Growth Fund and J&B Small-Cap International Fund and collectively referred to herein as the "Funds") is a series type fund registered under the Investment Company Act of 1940, as amended, as a no-load open-end, diversified management investment company. The Funds account for the assets of each series separately and allocate general liabilities of the Funds to each series based upon the relative net assets of each series. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements:

A. INVESTMENT VALUATION - Securities are valued at the latest sales price for securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the mean between the last reported bid and asked prices. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Trustees. Short-term securities maturing within 60 days at time of purchase are valued at amortized cost, which approximates market value. Foreign securities are converted to U.S. dollars using exchange rates in London last quoted by a major bank. If such quotations are not available as of 4:00 P.M. (Eastern Time), the rate of exchange will be determined in good faith by the Board of Trustees.

B. INVESTMENT TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the date the securities are purchased or sold. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis. All discounts/premiums are accreted/amortized for financial reporting purposes and are included in interest income.

C. FOREIGN CURRENCY TRANSLATION - All assets and liabilities expressed in foreign currencies are converted into U.S. dollars based on exchange rates last quoted by a major bank in London at the end of the period. The cost of portfolio securities is translated at the rates of exchange prevailing when acquired. Dividend income is translated at the rate of exchange on the ex-dividend date. The effects of changes in foreign currency exchange rates on investments in securities are included in net realized and unrealized gain (loss) on investments in the Statements of Operations.

D. FORWARD FOREIGN CURRENCY CONTRACTS - The J&B Small-Cap International Fund may enter into forward foreign currency contracts as a way of managing foreign exchange rate risk. The portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. These contracts may also be used to hedge the U.S. dollar value of securities owned which are denominated in foreign currencies.

Forward foreign currency contracts are valued each day at the close of the New York Stock Exchange at the forward rate, and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss equal to the difference between the value of the contract at the time it was opened and closed is recorded.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit a potential gain that might result should the value of the currency increase. These contracts involve market risk in excess of the amount reflected in the Statements of Assets and Liabilities. The face or contract amount in U.S. dollars reflects the total exposure the portfolio has in that particular currency contract. In addition, there could be exposure to risks (limited to the amount of unrealized gains) if the counterparties to the contracts are unable to meet the terms of their contracts.

E. EXPENSE LIMITATIONS - On May 1, 2003, RBC Dain Rauscher Corp. ("RBC Dain") purchased from Business Men's Assurance Company of America ("BMA") all of the outstanding shares of common stock of Jones & Babson, Inc. ("J&B"), the investment manager and principal underwriter for the Funds. J&B, formerly a wholly-owned subsidiary of BMA, is a wholly-owned subsidiary of RBC Dain. RBC Dain, a Minneapolis, Minnesota-based holding company formed in 1973, provides investment advice and services to individual investors in the western United States and investment banking, research and sales services to corporate and governmental clients nationwide and in Europe through its principal subsidiary, Dain Rauscher Inc. ("Dain Rauscher"). RBC Dain is a wholly-owned subsidiary of Royal Bank of Canada, a Canadian chartered bank. Shares of Royal Bank of Canada are listed on the Toronto Stock Exchange and on the New York Stock Exchange. Jones & Babson, Inc. (the Manager), has


--------------------------------------------------------------------------------
June 30, 2003                                                                 13
--------------------------------------------------------------------------------
contractually agreed to waive fees and/or to make payments to limit the total operating expenses of the Funds to an annual rate of 1.25% of average daily net assets for J&B Mid-Cap Aggressive Growth; 1.40% of average daily net assets for J&B Small-Cap Aggressive Growth; and 1.60% of average daily net assets for J&B Small-Cap International.

F. REPURCHASE AGREEMENTS - The Funds may enter into repurchase agreements with member banks of the Federal Reserve or registered broker dealers whom the Funds' investment advisor deems creditworthy under guidelines approved by the Funds' Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

G. FEDERAL TAXES - No provision for federal income taxes has been made since the Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to shareholders on a timely basis. It is also the intention of the Funds to distribute an amount sufficient to avoid imposition of any federal excise tax.

As of June 30, 2003, the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains and the post-October capital losses that are deferred to the first day of the next fiscal year are as follows:

                                  CAPITAL LOSS                POST-OCTOBER
FUND                             CARRYFORWARDS     EXPIRES       LOSSES
--------------------------------------------------------------------------
J&B Mid-Cap Aggressive Growth    $      709,788          2010  $   157,662
                                                               ===========
                                        595,849          2011
                                 --------------
                                 $    1,305,637
                                 ==============

J&B Small-Cap Aggressive Growth  $      803,380          2010  $ 1,359,253
                                                               ===========
                                      1,127,361          2011
                                 --------------
                                 $    1,930,741
                                 ==============

J&B Small-Cap International      $      733,810          2010  $   193,306
                                                               ===========
                                        201,881          2011
                                 --------------
                                 $      935,691
                                 ==============


H. DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to wash sales, post-October loss deferrals, and foreign currency transactions.

The tax character of distributions paid during the fiscal years ended June 30, 2003 and 2002, were as follows:

                                                   2003
                                 -----------------------------------------
                                           CAPITAL      RETURN
FUND                             ORDINARY    GAIN    OF CAPITAL    TOTAL
--------------------------------------------------------------------------
J&B Mid-Cap
  Aggressive Growth              $       -  $     -  $         -  $      -
J&B Small-Cap
  Aggressive Growth                      -        -            -         -
J&B Small-Cap
  International                          -        -      192,818   192,818


--------------------------------------------------------------------------------
June 30, 2003                                                                 14
--------------------------------------------------------------------------------

                                                  2002
                                 ---------------------------------------
                                            CAPITAL     RETURN
FUND                             ORDINARY    GAIN    OF CAPITAL   TOTAL
------------------------------------------------------------------------
J&B Mid-Cap
  Aggressive Growth              $       -  $     -  $     2,767  $2,767
J&B Small-Cap
  Aggressive Growth                      -        -        2,434   2,434
J&B Small-Cap
  International                          -        -        1,273   1,273

On the Statements of Assets and Liabilities the following adjustments were made for permanent tax adjustments:

                                  ACCUMULATED   UNDISTRIBUTED
                                      NET            NET
                                   REALIZED       INVESTMENT     PAID IN
FUND                              GAIN (LOSS)       INCOME       CAPITAL
--------------------------------------------------------------------------
J&B Mid-Cap
  Aggressive Growth              $          -   $       32,943  $ (32,943)
J&B Small-Cap
  Aggressive Growth                         -           66,144    (66,144)
J&B Small-Cap
  International                        (3,805)         193,682   (189,877)

As of June 30, 2003 the components of accumulated earnings (deficit) on a tax basis were as follows:

                                    J&B           J&B
                                  MID-CAP      SMALL-CAP
                                 AGGRESSIVE    AGGRESSIVE       J&B SMALL-CAP
                                   GROWTH        GROWTH         INTERNATIONAL
------------------------------------------------------------------------------
Undistributed ordinary income   $         -   $         -   $               -
Undistributed long-term
  capital gains                           -             -                   -
                                ----------------------------------------------
Accumulated earnings                      -             -                   -
Accumulated capital and
  other losses*                  (1,463,298)   (3,289,994)         (1,128,997)
Unrealized appreciation
  (depreciation)**                  662,155       668,094             364,923
                                ----------------------------------------------
Total accumulated earnings
  (deficit)                     $  (801,143)  $(2,601,900)  $        (764,074)
                                ==============================================

* The Funds had net capital loss carryovers and deferred post-October losses as identified elsewhere in the Notes.

** The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of wash sale losses.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. MANAGEMENT FEES:

Management fees are paid to J&B in accordance with the advisory agreements with the Funds. Management fees are accrued daily and paid monthly. Effective May 1, 2003, the fees charged are calculated based on the following annual rates of average daily net assets:

                                      ANNUAL RATE
FUND                                   PERCENTAGE
--------------------------------------------------
J&B Mid-Cap Aggressive Growth Fund           1.10%
J&B Small-Cap Aggressive Growth Fund         1.25%
J&B Small-Cap International Fund             1.45%


Prior to May 1, 2003, management fees were paid under previous management agreements, which provided that the annual fees charged by J&B covered all normal operating costs of the Funds except for certain minimal expenses borne by the Funds. J&B and each Fund entered into new investment advisory agreements effective May 1, 2003. The new investment advisory agreements provide that the Funds directly pay for their own expenses (advisory and non-advisory) rather than paying a single "unified" management fee to J&B.

In order to retain the same general economic effect of the old "unified" fee structure, J&B and each Fund entered into an Administrative Services Agreement under which J&B will provide fund administration, transfer agency, fund accounting and other services in a manner similar to arrangements under the old management agreement. Each Fund will pay J&B an annual fee of .10% of average daily net assets under the Administrative Services Agreement. However, the advisory fee under the new investment advisory agreement for each Fund has been reduced from its previous level (see the Prospectus Supplement dated May 1, 2003 for more information) such that the combined advisory and administrative fees are identical to the old management fees.


--------------------------------------------------------------------------------
June 30, 2003                                                                 15
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


Additionally, the Funds entered into an Expense Limitation Agreement ("the Agreement") with J&B effective May 1, 2003. Under the terms of this agreement, J&B has agreed to waive its management fee and, if necessary, to bear certain operating expenses in order to limit the total annual operating expenses of the Funds for at least the next two years. The limits imposed for each Fund are calculated based on the total fees and expenses incurred for the year ended June 30, 2002.

The Agreement provides that J&B may delegate any or all of its rights, duties and obligations under the Agreement to one or more sub-advisers.

The Agreement provides that J&B will not be liable for any loss suffered by the Funds in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties.

The Agreement may be terminated without penalty by vote of the Trustees, as to any Fund by the shareholders of that Fund, or by J&B on 60 days written notice. The Agreement also terminates without payment of any penalty in the event of its assignment. In addition, the Agreement may be materially amended only by a vote of the shareholders of the affected Fund(s), and provides that it will continue in effect from year to year, after its initial two-year term, only so long as such continuance is approved at least annually with respect to each Fund by vote of either the Trustees or the shareholders of the Fund, and, in either case, by a majority of the Trustees who are not "interested persons" of J&B. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Board considered that the Agreement provides that no increase in fees and expenses from the current levels can occur for at least two years. The Board considered that the new Investment Advisory Agreement, related Administrative Services Agreement and Expense Limitation Agreement contain economic terms and conditions no less favorable than those that have been in place and provide for services of the same nature and quality as those that have been in place. The Board discussed the nature of the proposed contractual expense limitation arrangements and the manner in which the arrangements could be continued, modified or terminated.

J&B utilizes the services of McKinley Capital Management, Inc., Knappenberger Bayer and Denver Investment Advisors, LLC as sub-advisors for the J&B Mid-Cap Aggressive Growth Fund, the J&B Small-Cap Aggressive Growth Fund and the J&B Small-Cap International Fund, respectively.

3. INVESTMENT TRANSACTIONS:

Investment transactions for the year ended June 30, 2003 (excluding maturities of short-term commercial notes and repurchase agreements) are as follows:

J&B Mid-Cap Aggressive Growth Fund:
  Purchases                            $3,053,527
  Proceeds from sales                   3,179,337

J&B Small-Cap Aggressive Growth Fund:
  Purchases                            $9,136,913
  Proceeds from sales                   9,046,981

J&B Small-Cap International Fund:
  Purchases                            $1,673,440
  Proceeds from sales                   1,663,422


--------------------------------------------------------------------------------
June 30, 2003                                                                 16
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
                                                      J&B MID-CAP AGGRESSIVE GROWTH FUND

                                                                           DECEMBER 19, 2000(a)
Condensed data for a share of capital stock      YEARS ENDED JUNE 30,            Through
outstanding throughout each period.               2003          2002          JUNE 30, 2001
-----------------------------------------------------------------------------------------------

Net asset value, beginning of period          $      8.12   $      9.82   $              10.00
                                              -------------------------------------------------
  Income from investment operations:
    Net investment income                           (0.08)        (0.10)                 (0.04)
    Net gains (losses) on securities
      (both realized and unrealized)                (0.15)        (1.59)                 (0.14)
                                              -------------------------------------------------
Total from investment operations                    (0.23)        (1.69)                 (0.18)
                                              -------------------------------------------------
  Less distributions:
    Return of capital                                   -         (0.01)                     -
                                              -------------------------------------------------
Net asset value, end of period                $      7.89   $      8.12   $               9.82
                                              =================================================
Total return*                                      (2.83%)      (17.25%)                (1.80%)
                                              =================================================

Ratios/Supplemental Data:
Net assets, end of period (in thousands)      $     3,235   $     3,419   $              3,992
Ratio of expenses to average net assets**            1.25%         1.25%                  1.25%
Ratio of expenses to average net assets
  before fee waivers and expense
  reimbursements**                                   1.66%         1.85%                  1.33%
Ratio of net investment income to
  average net assets**                             (1.12%)       (1.11%)                (0.80%)
Ratio of net investment income to
  average net assets before fee waivers
  and expense reimbursements**                     (1.53%)       (1.70%)                (0.88%)
Portfolio turnover rate                               105%           96%                    56%


(a)  Commencement of operations.

*    Total return not annualized for periods less than one full year

**   Annualized for periods less than one full year


See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
June 30, 2003                                                                 17
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------
                                                     J&B SMALL-CAP AGGRESSIVE GROWTH FUND

                                                                         DECEMBER 19, 2000(a)
Condensed data for a share of capital stock      YEARS ENDED JUNE 30,          THROUGH
outstanding throughout each period.               2003          2002        JUNE 30, 2001
---------------------------------------------------------------------------------------------

Net asset value, beginning of period        $      7.99   $      9.99   $              10.00
                                            -------------------------------------------------
  Income from investment operations:
    Net investment income                         (0.16)        (0.11)                 (0.05)
    Net gains (losses) on securities
      (both realized and unrealized)              (1.35)        (1.89)                  0.04
                                            -------------------------------------------------
Total from investment operations                  (1.51)        (2.00)                 (0.01)
                                            -------------------------------------------------
  Less distributions:
    Return of capital                                 -             -                      -
                                            -------------------------------------------------
Net asset value, end of period              $      6.48   $      7.99   $               9.99
                                            =================================================
Total return*                                   (18.90%)      (19.98%)                (0.10%)
                                            =================================================

Ratios/Supplemental Data:
Net assets, end of period (in thousands)    $     2,744   $     4,334   $              4,461
Ratio of expenses to average net assets**          1.40%         1.40%                  1.40%
Ratio of expenses to average net assets
  before fee waivers and expense
  reimbursements**                                 1.61%         1.88%                  1.47%
Ratio of net investment income to
  average net assets**                           (1.29%)       (1.34%)                (0.94%)
Ratio of net investment income to average
  net assets before fee waivers and
  expense reimbursements**                       (1.50%)       (1.81%)                (1.01%)
Portfolio turnover rate                             176%           78%                    60%


(a)  Commencement of operations.

*    Total return not annualized for periods less than one full year

**   Annualized for periods less than one full year



See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
June 30, 2003                                                                 18
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------
                                                        J&B SMALL-CAP INTERNATIONAL FUND

                                                                         DECEMBER 19, 2000(a)
Condensed data for a share of capital stock      YEARS ENDED JUNE 30,          THROUGH
outstanding throughout each period.               2003          2002        JUNE 30, 2001
---------------------------------------------------------------------------------------------

Net asset value, beginning of period        $      7.32   $      8.56   $              10.00
                                            -------------------------------------------------
  Income from investment operations:
    Net investment income                          0.02         (0.06)                 (0.02)
    Net gains (losses) on securities
      (both realized and unrealized)               0.71         (1.18)                 (1.42)
                                            -------------------------------------------------

Total from investment operations                   0.73         (1.24)                 (1.44)
                                            -------------------------------------------------

  Less distributions:
    Return of capital                             (0.47)            -                      -
                                            -------------------------------------------------

Net asset value, end of period              $      7.58   $      7.32   $               8.56
                                            =================================================
Total return*                                      9.77%      (14.45%)               (14.40%)
                                            =================================================

Ratios/Supplemental Data:
Net assets, end of period (in thousands)    $     3,286   $     2,993   $              3,506
Ratio of expenses to average net assets**          1.60%         1.60%                  1.60%
Ratio of expenses to average net assets
  before fee waivers and expense
  reimbursements**                                 2.06%         2.71%                  2.14%
Ratio of net investment income to average
  net assets**                                   (0.03%)       (0.75%)                (0.36%)
Ratio of net investment income to average
  net assets before fee waivers and
  expense reimbursements**                       (0.49%)       (1.86%)                (0.90%)
Portfolio turnover rate                              62%          163%                    37%


(a)  Commencement of operations.

*    Total return not annualized for periods less than one full year

**   Annualized for periods less than one full year



See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
June 30, 2003                                                                 19
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF J&B FUNDS:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of J&B Mid-Cap Aggressive Growth Fund, J&B Small-Cap Aggressive Growth Fund and J&B Small-Cap International Fund (constituting J&B Funds, hereafter referred to as the "Funds") at June 30, 2003, and the results of their operations, the changes in their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 2003 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

The financial statements of the Funds at June 30, 2002 and for the periods ended at or prior thereto were audited by other independent accountants whose report dated August 2, 2002 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Minneapolis, Minnesota
August 22, 2003


--------------------------------------------------------------------------------
June 30, 2003                                                                 20
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS
--------------------------------------------------------------------------------


DIRECTORS AND OFFICERS OF THE FUNDS

The management and affairs for the Funds are supervised by the Directors/Trustees ("Directors") under the laws of each respective Fund's state of registration. The Directors and executive officers of the Funds and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period.

Directors

Name, Age and Address

T. Geron ("Jerry") Bell (61)
34 Kirby Puckett Place
Minneapolis, MN 55415

Position(s) Held with Funds

Director

Term of Office and Length of Time Served

Since 2003

Principal Occupation(s) During Past 5 Years

President of C.R.P. Sports (the parent company of the Minnesota Twins and of Victory Sports) since November, 2002; prior thereto, President of the Minnesota Twins Baseball Club Incorporated since 1987.

Number of Portfolios in Fund Complex(a) Overseen by Director

22

Other Directorships Held by Director

Director, Great Hall Investment Funds, Inc., a registered investment company advised by an affiliate of RBC Dain Rauscher, Inc. that consists of five separate portfolios.

--------------------------------------------------------------------------------

Name, Age and Address

Sandra J. Hale (68)
60 South Sixth Street
Minneapolis, MN 55402

Position(s) Held with Funds

Director

Term of Office and Length of Time Served

Since 2003

Principal Occupation(s) During Past 5 Years

President of Enterprise Management, Int'l. since 1991.

Number of Portfolios in Fund Complex(a) Overseen by Director

22

Other Directorships Held by Director

Director, Great Hall Investment Funds, Inc., a registered investment company advised by an affiliate of RBC Dain Rauscher, Inc. that consists of five separate portfolios.

--------------------------------------------------------------------------------

Name, Age and Address

Ronald James (52)
MJH 300, 1000 LaSalle
Minneapolis, MN 55403-2005

Position(s) Held with Funds

Director

Term of Office and Length of Time Served

Since 2003

Principal Occupation(s) During Past 5 Years

President and Chief Executive Officer, Center for Ethical Business Cultures since 2000; President and Chief Executive Officer of the Human Resources Group, a division of Ceridian Corporation from 1996 to 1998.

Number of Portfolios in Fund Complex(a) Overseen by Director

22

Other Directorships Held by Director

Director, Great Hall Investment Funds, Inc., a registered investment company advised by an affiliate of RBC Dain Rauscher, Inc. that consists of five separate portfolios.

--------------------------------------------------------------------------------

Name, Age and Address

John A. MacDonald (54)
60 South Sixth Street
Minneapolis, MN 55402

Position(s) Held with Funds

Director

Term of Office and Length of Time Served

Two years of service as a Director

Principal Occupation(s) During Past 5 Years

Chinquapin Trust Co. (trust company)

Number of Portfolios in Fund Complex(a) Overseen by Director

3*

Other Directorships Held by Director

Director, Cambridge Associates LLC

--------------------------------------------------------------------------------

Name, Age and Address

James R. Seward (50)
60 South Sixth Street
Minneapolis, MN 55402

Position(s) Held with Funds

Director

Term of Office and Length of Time Served

Two years of service as a Director

Principal Occupation(s) During Past 5 Years

Financial Consultant, Seward & Company, LLC (financial consulting company)

Number of Portfolios in Fund Complex(a) Overseen by Director

12**

Other Directorships Held by Director

Director, Syntroleum Corp., Lab One, Inc., Response Oncology, Inc. and Concordia Career Colleges.

--------------------------------------------------------------------------------

Name, Age and Address

Jay H. Wein (70)
5305 Elmridge Circle
Excelsior, MN 55331

Position(s) Held with Funds

Director

Term of Office and Length of Time Served

Since 2003

Principal Occupation(s) During Past 5 Years

Independent investor and business consultant since 1989.

Number of Portfolios in Fund Complex(a) Overseen by Director

22

Other Directorships Held by Director

Director, Great Hall Investment Funds, Inc., a registered investment company advised by an affiliate of RBC Dain Rauscher, Inc. that consists of five separate portfolios.

--------------------------------------------------------------------------------

(a) The term "Fund Complex" as used herein consists of the J&B Funds, the Babson Funds, and Investors Mark Series Fund, Inc. The Babson Funds consist of:
Babson Enterprise Fund II, Inc., D.L. Babson Bond Trust (Portfolio L and S), D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Babson Enterprise Fund, Inc., David L. Babson Growth Fund, Inc., Babson Value Fund, Inc., Shadow Stock Fund, Inc. and Babson-Stewart Ivory International Fund, Inc. Investors Mark Series Fund, Inc. consists of the following nine portfolios:
Balanced, Global Fixed Income, Growth & Income, Intermediate Fixed Income, Large Cap Value, Large Cap Growth, Small Cap Equity, Mid Cap Equity and Money Market.

*    Director of J&B Funds.

** Director of J&B Funds. Mr. Seward is also a director of Investors Mark Series Fund, Inc.


--------------------------------------------------------------------------------
June 30, 2003                                                                 21
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS
--------------------------------------------------------------------------------


Name, Age and Address

Martin A. Cramer (53)
60 South Sixth Street
Minneapolis, MN 55402

Position(s) Held with Funds

Vice President

Term of Office and Length of Time Served

One year term and eleven years of service

Principal Occupation(s) During Past 5 Years

Legal and Regulatory Affairs Vice President and Secretary, Jones & Babson, Inc. (management company); Secretary, IMA (management company); Vice President and Secretary, Buffalo Fund Complex; Assistant Vice President and Secretary, J&B Funds; and, Secretary, Gold Bank Funds (two funds).

--------------------------------------------------------------------------------

Name, Age and Address

Jennifer Lammers (42)
60 South Sixth Street
Minneapolis, MN 55402

Position(s) Held with Funds

President

Term of Office and Length of Time Served

One year term, since 2003

Principal Occupation(s) During Past 5 Years

Chief Financial Officer, Great Hall Funds, Inc. (management company); Compliance Officer, Great Hall Funds, Inc.; Managing Director and Director of Finance, Voyageur Asset Management; Vice President and Manager, Financial Reporting, RBC Dain Rauscher.

--------------------------------------------------------------------------------

Name, Age and Address

Laura Moret (49)
60 South Sixth Street
Minneapolis, MN 55402

Position(s) Held with Funds

Vice President and Secretary

Term of Office and Length of Time Served

One year term, since 2003

Principal Occupation(s) During Past 5 Years

Vice President and Senior Associate Counsel,RBC Dain Rauscher; Vice President and Group Counsel, American Express Financial Advisors.

--------------------------------------------------------------------------------

Name, Age and Address

Christopher J. Tomas (33)
60 South Sixth Street
Minneapolis, MN 55402

Position(s) Held with Funds

Chief Financial Officer, Treasurer and Principal Accounting Officer

Term of Office and Length of Time Served

One year term, since 2003

Principal Occupation(s) During Past 5 Years

Vice President and Finance Manager, RBC Dain Rauscher; Treasurer and Principal Accounting Officer, Great Hall Funds, Inc.; Senior Financial Analyst, RBC Dain Rauscher; Financial Analyst, RBC Dain Rauscher.

--------------------------------------------------------------------------------



The Statement of Additional Information ("SAI") includes additional information about the Fund Directors and is available upon request without charge by calling 1-800-422-2766, or writing Babson Funds, P.O. Box 219757, Kansas City, MO 64121-9757.


--------------------------------------------------------------------------------
June 30, 2003                                                                 22
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SPECIAL MEETING OF SHAREHOLDERS
--------------------------------------------------------------------------------
(UNAUDITED)


A Special Meeting of Shareholders was held on March 28, 2003 for purposes of approving a new Investment Advisory Agreement and a new Sub-Advisory Agreement. A majority of shareholders of the J&B Funds approved these agreements by the following vote:

                                  FOR     AGAINST  ABSTAIN
----------------------------------------------------------
Investment Advisory Agreement  1,242,020      440        -
Sub-Advisory Agreement         1,258,639      440        -


A Special Meeting of Shareholders was held on March 28, 2003 for purposes of approving the election of ten Trustees. The number of votes cast in this matter were:

                   AFFIRMATIVE  ABSTAIN
---------------------------------------
P. Bradley Adams     1,257,519    1,414
T. Geron Bell        1,258,932        -
Sandra J. Hale       1,258,932        -
Eric T. Jager        1,258,932        -
Ronald James         1,258,932        -
John A. MacDonald    1,258,932        -
Steve W. Panknin     1,258,932        -
James R. Seward      1,258,932        -
Stephen S. Soden     1,257,225    1,707
Jay H. Wein          1,258,932        -


CHANGE IN INDEPENDENT AUDITORS:

Upon the recommendation of the Board of Directors/Trustees at a Special Meeting of Shareholders on March 28, 2003, PricewaterhouseCoopers LLP ("PwC") was named as the independent auditors for the Funds' fiscal year ending June 30, 2003. At the request of the Board of Directors/Trustees, Ernst & Young LLP ("E&Y"), which had previously served as the Funds' independent auditors, ceased to provide this service as of March 28, 2003. The audit reports of E&Y on the financial statements as of and for the fiscal years ended June 30, 2001 and June 30, 2002 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. In connection with the audit of the fiscal years ended June 30, 2001 and June 30, 2002 and the subsequent interim period through March 28, 2003, there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which disagreements if not resolved to the satisfaction of E&Y would have caused E&Y to make reference to the subject matter of the disagreements in connection with E&Y's opinions. Additionally, there were no disagreements with E&Y regarding any of these matters, either those resolved to their satisfaction or those not resolved to their satisfaction. None of the events listed in Item 304(a)(1)(v)(A) through (D) of Regulation S-K of the Securities and Exchange Commission occurred during the fiscal years ended June 30, 2001 and June 30, 2002 or the subsequent interim period from July 1, 2002 through March 28, 2003. During the fiscal years ended June 30, 2001 and June 30, 2002 and the subsequent interim period from July 1, 2002 through March 28, 2003, there was no consulation with PwC regarding: (1) application of accounting principles to specified transactions, either completed or proposed, or the type of audit opinion that might be rendered on the Funds' financial statements; or (2) any matter that was the subject of a disagreement (as defined in paragraph 304(a)(1)(iv) of Regulation S-K) or a reportable event (as defined in paragraph 304(a)(1)(v) of Regulation S-K).


--------------------------------------------------------------------------------
June 30, 2003                                                                 23
--------------------------------------------------------------------------------

  This report has been prepared for the information of the Shareholders of J&B Mid-Cap Aggressive Growth Fund, J&B Small-Cap Aggressive Growth Fund, and J&B
 Small-Cap International Fund, and is not to be construed as an offering of the shares of the Funds. Shares of the Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.

                              [GRAPHICS OMITTED]

                                    J&B Funds
                              Jones & Babson, Inc.
                            Manager and Distributor

                  P.O. Box 219757, Kansas City, MO 64121-9757


                                    TOLL FREE
                                 1-866-409-2550


--------------------------------------------------------------------------------

J&B FUNDS                                                        PRSRT STD
P.O. Box 219757                                                 U.S. POSTAGE
Kansas City, MO 64121-9757                                         PAID
                                                               PERMIT NO. 2891
                                                               KANSAS CITY MO





--------------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so. ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

ITEM  3.  AUDIT  COMMITTEE  FINANCIAL  EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

               (i) Has at least one audit committee financial expert serving on its audit committee; or

               (ii) Does not have an audit committee financial expert serving on its audit committee.

          (2) If the registrant provides the disclosure required by paragraph
          (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

               (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

               (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

          (3) If the registrant provides the disclosure required by paragraph
          (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a)  Disclose,  under the caption Audit Fees, the aggregate fees billed for
                                       ----------
each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b)  Disclose,  under  the  caption  Audit-Related Fees, the aggregate fees
                                          ------------------
billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each
                                     --------
of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d)  Disclose,  under the caption All Other Fees, the aggregate fees billed
                                       --------------
in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e)   (1)    Disclose the audit committee's pre-approval policies  and
procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

           (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER DECEMBER 15, 2003.

ITEMS  5-6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities. NOT APPLICABLE.

ITEM  8.  [RESERVED]

ITEM  9.  CONTROLS  AND  PROCEDURES.

     (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

IN THE OPINION OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER, BASED ON THEIR EVALUATION, THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE (I) THAT MATERIAL INFORMATION RELATING TO THE REGISTRANT, INCLUDING ITS CONSOLIDATED SUBSIDIARIES, IS MADE KNOWN TO THEM BY OTHERS WITHIN THOSE ENTITIES, PARTICULARLY DURING THE PERIOD IN WHICH THIS REPORT IS BEING PREPARED; AND (II) THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM  10.  EXHIBITS.

     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

     (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940. CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           J&B Funds
            --------------------------------------------------------------------

By (Signature and Title)*   /s/  Christopher J. Thomas
                         -------------------------------------------------------
                                 Christopher J. Thomas, Treasurer

Date  September 8, 2003
    --------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/  Christopher J. Thomas
                         -------------------------------------------------------
                                Christopher J. Thomas, Treasurer

Date  September 8, 2003
    --------------------------------------------------------------

By (Signature and Title)*  /s/  Jennifer Lammers
                         -------------------------------------------------------
                                    Jennifer Lammers, President
Date  September 8, 2003
    --------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.